Offerings - Offering: 1	Aug. 14, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 43,038,276.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,589.16